POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 24, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback Achievers(TM) Portfolio
PowerShares Cleantech(TM) Portfolio
PowerShares Dividend Achievers(TM) Portfolio
PowerShares DWA Technical Leaders(TM) Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio
PowerShares International Dividend Achievers(TM) Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar® StockInvestorSM Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio

Effective immediately, all references to the "PowerShares Morningstar® StockInvestorSM Core Portfolio" are deleted and replaced with "PowerShares Morningstar StockInvestor Core Portfolio" and all references to the "Morningstar® StockInvestorSM Core Index" or "Morningstar® StockInvestor Core Index" are deleted and replaced with "Morningstar® StockInvestor Core IndexSM."

In addition, the first footnote in the section "Investment Restrictions and Policies—Investment Objectives" is hereby deleted and replaced with the following:

* Morningstar® StockInvestor Core IndexSM and Morningstar® are service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by the Adviser. PowerShares Morningstar StockInvestor Core Portfolio is not sponsored, endorsed, sold or promoted by Morningstar®, and Morningstar® makes no representation regarding the advisability of investing in PowerShares Morningstar StockInvestor Core Portfolio.

P-PS-SOAI-STK-1 9/24/10

Please Retain This Supplement For Future Reference.